Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 75.2%
BlackRock Advantage Emerging Markets Fund, Class K	400,353	$3,987,521
BlackRock Tactical Opportunities Fund, Class K	424,322	6,038,106
Diversified Equity Master Portfolio	$93,703,518	93,703,518
International Tilts Master Portfolio	$20,494,125	20,494,125
iShares Developed Real Estate Index Fund, Class K	639,063	6,019,976
iShares MSCI EAFE Small-Cap ETF	83,858	5,310,726

		135,553,972

Fixed-Income Funds — 7.0%
BlackRock Diversified Fixed Income Fund, Class K	178,293	1,708,043
BlackRock High Yield Bond Portfolio, Class K	116,877	826,317
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	46,069	5,017,835
iShares TIPS Bond ETF	46,848	5,031,944

		12,584,139

Security	Shares	Value

Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	5,125,487	$5,127,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	30,631,522	30,631,522

		35,759,059

Total Investments — 102.0% (Cost: $164,104,249)		183,897,170

Liabilities in Excess of Other Assets — (2.0)%		(3,547,118)

Net Assets — 100.0%		$180,350,052

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24		Shares/ Investment Value Held at 03/31/24	Income			Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$3,835,386	$—		$—		$	—	$152,135	$	3,987,521	400,353	$	—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	8,972,634	—		(3,844,383	)(a)		(116)	(598)		5,127,537	5,125,487		7,663	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,929,484	12,702,038	(a)	—			—	—		30,631,522	30,631,522		355,306		—
BlackRock Diversified Fixed Income Fund, Class K	1,021,495	701,867		—			—	(15,319)		1,708,043	178,293		16,682		—
BlackRock High Yield Bond Portfolio, Class K	1,121,527	565,446		(864,900)			21,185	(16,941)		826,317	116,877		20,858		—
BlackRock Tactical Opportunities Fund, Class K	5,639,243	—		—			—	398,863		6,038,106	424,322		—		—
Diversified Equity Master Portfolio	64,483,868	20,763,506	(a)(c)	—			4,152,036	4,304,108		93,703,518	$93,703,518		272,751		—
International Tilts Master Portfolio	16,855,244	2,607,597	(a)(c)	—			137,110	894,174		20,494,125	$20,494,125		113,970		—
iShares Developed Real Estate Index Fund, Class K	4,578,549	1,928,000		(479,001)			(35,514)	27,942		6,019,976	639,063		—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,097,996	—		—			—	(80,161)		5,017,835	46,069		36,017		—
iShares MSCI EAFE Small-Cap ETF	5,190,810	—		—			—	119,916		5,310,726	83,858		—		—
iShares TIPS Bond ETF	3,292,956	1,741,156		—			—	(2,168)		5,031,944	46,848		—		—

						$	4,274,701	$5,781,951	$	183,897,170		$	823,247		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	12	06/18/24	$1,548	$11,513
S&P/TSE 60 Index	20	06/20/24	3,961	60,446
E-mini Russell 2000 Index	57	06/21/24	6,116	122,861
Euro Stoxx 50 Index	33	06/21/24	1,798	40,570
MSCI EAFE Index	80	06/21/24	9,428	29,630
MSCI Emerging Markets Index	201	06/21/24	10,542	(99,167)
S&P 500 E-Mini Index	7	06/21/24	1,858	42,700
S&P 500 Micro E-Mini Index	81	06/21/24	2,150	49,264

				257,817

Short Contracts
U.S. Long Bond	32	06/18/24	3,854	(52,252)

				$205,565

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	27,504	EUR	25,000	Deutsche Bank AG	06/20/24	$448

USD	55,632	JPY	8,091,000	Deutsche Bank AG	06/20/24	1,535

						1,983

AUD	416,000	USD	275,747	Morgan Stanley & Co. International PLC	06/20/24	(4,067)

AUD	7,659,825	USD	5,094,631	Morgan Stanley & Co. International PLC	06/20/24	(92,157)

CAD	2,241,265	USD	1,667,139	Morgan Stanley & Co. International PLC	06/20/24	(10,645)

CAD	5,292,995	USD	3,937,134	Morgan Stanley & Co. International PLC	06/20/24	(25,140)

EUR	3,081,050	USD	3,389,578	Morgan Stanley & Co. International PLC	06/20/24	(55,094)

						(187,103)

						$(185,120)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,327	$194,861	$—	$194,861

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	263	22,036	—	22,036

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	695	56,209	—	56,209

									$273,106	$—	$273,106

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Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$21,356,329	$—	$—	$21,356,329
Fixed-Income Funds	12,584,139	—	—	12,584,139
Money Market Funds	35,759,059	—	—	35,759,059

	$69,699,527	$—	$—	69,699,527

Investments Valued at NAV(a)				114,197,643

				$183,897,170

Derivative Financial Instruments(b)
Assets
Equity Contracts	$304,901	$313,676	$—	$618,577
Foreign Currency Exchange Contracts	—	1,983	—	1,983
Interest Rate Contracts	11,513	—	—	11,513
Liabilities
Equity Contracts	(99,167)	—	—	(99,167)
Foreign Currency Exchange Contracts	—	(187,103)	—	(187,103)
Interest Rate Contracts	(52,252)	—	—	(52,252)

	$164,995	$128,556	$—	$293,551

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	EUR	Euro

CAD	Canadian Dollar	JPY	Japanese Yen

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2045 Fund

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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